Goldman Sachs Multi-Manager Non-Core Fixed Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.62%	3.70%	5.96%
S&P UBS Leveraged Loan Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	6.41%	6.25%
Multi-Manager Non-Core Fixed Income Custom Composite Index (Performance Benchmark)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.51%	4.94%	6.16%
Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.31%	6.30%
S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.36%	5.77%
J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.39%
J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	3.88%
Multi-Manager Non-Core Fixed Income Composite Dynamic Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.28%	3.72%	5.49%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	3.30%	4.60%
Performance Inception Date	Mar. 31, 2015
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	0.76%	2.29%
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	1.37%	2.49%